Notes on the Consolidated Balance Sheet (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	€ 485	€ 454
Disposals		7
Balance, December 31,	2,082	485
Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	1,157	875
Acquired	81	137
Additions	1,755	147
Disposals	(145)	(2)
Currency translation	(3)
Balance, December 31,	2,845	1,157
Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	672	421
Additions	203	251
Impairment	25
Disposals	(137)	0
Balance, December 31,	763	672
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	245	305
Balance, December 31,	186	245
Leasehold improvement | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	304	305
Acquired	0	0
Additions	0	0
Disposals	0	(1)
Currency translation	0
Balance, December 31,	304	304
Leasehold improvement | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	59	0
Additions	59	59
Impairment	0
Disposals	0	0
Balance, December 31,	118	59
Other and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	240	149
Balance, December 31,	373	240
Other and office equipment | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	853	570
Acquired	81	137
Additions	232	147
Disposals	(145)	(1)
Currency translation	(3)
Balance, December 31,	1,018	853
Other and office equipment | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	613	421
Additions	144	192
Impairment	25
Disposals	(137)	0
Balance, December 31,	645	613
Property, plant and equipment under construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	0	0
Balance, December 31,	1,523	0
Property, plant and equipment under construction | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	0	0
Acquired	0	0
Additions	1,523	0
Disposals	0	0
Currency translation	0
Balance, December 31,	1,523	0
Property, plant and equipment under construction | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	0	0
Additions	0	0
Impairment	0
Disposals	0	0
Balance, December 31,	€ 0	€ 0